Capital Stock - Dividends (Details) (USD $) In Millions, except Per Share data, unless otherwise specified	3 Months Ended
	Dec. 31, 2013	Sep. 30, 2013	Jun. 30, 2013	Mar. 31, 2013	Dec. 31, 2012	Sep. 30, 2012	Jun. 30, 2012	Mar. 31, 2012	Feb. 28, 2014	Dec. 06, 2013	Sep. 27, 2013	May 17, 2013	Feb. 19, 2013	Nov. 30, 2012	Sep. 28, 2012	May 18, 2012	Feb. 24, 2012	Dec. 02, 2011	Feb. 04, 2011	Jan. 31, 2011
Dividends Payable [Line Items]
Total Dividends	$ 81.4	$ 73.5	$ 74.4	$ 65.3	$ 65.5	$ 58.6	$ 58.5	$ 60.8
Dividends Amount Per Share	$ 0.00225	$ 0.0020	$ 0.0020	$ 0.0020	$ 0.0020	$ 0.00175	$ 0.00175	$ 0.00175	$ 0.225	$ 0.225	$ 0.20	$ 0.20	$ 0.20	$ 0.20	$ 0.175	$ 0.175	$ 0.175	$ 0.175	$ 0.150	$ 0.04